Non-Cash Transactions (Tables)	12 Months Ended
Jun. 30, 2012
Non-Cash Transactions [Abstract]
Non-Cash Transactions
During the years ended June 30, 2012, 2011 and 2010, the Company entered into certain non-cash activities as follows:

	2012	2011	2010
Operating and Financing Activities
From issuance of shares for acquisitions	$-	$29,144,553	$-
From issuance of shares for cashless exercise of options	$16,455	$1,016,273	$1,596,896
From issuance of shares for mineral properties	$964,000	$-	$375,000